Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 45,874	$ 44,789	[1]
Intangible Assets With Indefinite Useful Life [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	43,595	42,272
Intangible Assets With Finite Useful Life [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 2,279	$ 2,296

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).